INVENTORY - Additional Information (Details) - CAD ($) $ in Thousands	12 Months Ended
	Nov. 30, 2021	Nov. 30, 2020
INVENTORY
Inventory expensed to cost of sales	$ 49,346	$ 41,619
Inventory valuation allowance	$ 4,043	$ 9,293